Annual Fund Operating Expenses - ProShares S and P 500 Ex-Health Care ETF - None	Sep. 23, 2021
Operating Expenses:
Management Fees	0.27%
Other Expenses	none
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	0.27%